Unaudited Interim Consolidated Statements of Cash Flows (continuing and discontinued operations) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash Flows provided by / (used in) Operating Activities:
Net income	$ 34,083	$ 1,790
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 6)	7,465	4,070
Amortization of deferred financing costs	124	127
Financing costs	340	0
Changes in fair value of warrants' liability	(966)	0
Amortization of prepaid charter revenue	54	0
Compensation cost on restricted stock and stock option awards (Note 9)	26	80
(Increase) / Decrease in:
Accounts receivable	61	(4,455)
Deferred voyage expenses	20	(17)
Inventories	2,327	2,032
Prepaid expenses and other assets	705	(2,553)
Right of use asset under operating leases	36	45
Other non-current assets	72	242
Increase / (Decrease) in:
Accounts payable, trade and other	(2,228)	(4,063)
Due to related parties	(37)	(92)
Accrued liabilities	(839)	1,485
Deferred revenue	511	0
Other liabilities, non-current	25	(1)
Lease liabilities under operating leases	(36)	(45)
Drydock costs	(934)	(239)
Net Cash provided by / (used in) Operating Activities	40,809	(1,594)
Cash Flows used in Investing Activities:
Advances for vessel acquisition / under construction and other vessel costs (Note 5)	(10,975)	(2,811)
Payments for vessels' improvements (Note 6)	(510)	(1,199)
Property and equipment additions	(26)	(9)
Net Cash used in Investing Activities	(11,511)	(4,019)
Cash Flows provided by Financing Activities:
Proceeds from related party loans	0	5,000
Proceeds from issuance of common shares, net offering costs	0	7,126
Repayments of long-term bank debt (Note 7)	(8,494)	(3,955)
Issuance of common stock and warrants, net of issuance costs (Note 9)	11,438	0
Issuance of preferred stock, net of expenses (Note 9)	482	1,338
Common shares re-purchase and retirement, including expenses (Note 9)	(1,437)	0
Issuance of common stock under ATM program, net of issuance costs (Note 9)	673	0
Payments of financing costs	0	(200)
Cash dividends (Note 10)	(951)	0
Net Cash provided by Financing Activities	1,711	9,309
Net increase in cash, cash equivalents and restricted cash	31,009	3,696
Cash, cash equivalents and restricted cash at beginning of the year	39,726	9,574	$ 9,574
Cash, cash equivalents and restricted cash at the end of the period	70,735	13,270	39,726
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the period	69,735	13,270
Restricted cash at the end of the period	1,000	0
Cash, cash equivalents and restricted cash at the end of the period	70,735	13,270	$ 39,726
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments, net of capitalized amounts	4,421	910
Alternative cashless exercise of Series A Warrants	$ 2,689	$ 0